Document and Entity Information	Feb. 18, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001759138
Document Type	8-K/A
Document Period End Date	Feb. 18, 2025
Entity Registrant Name	CABALETTA BIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39103
Entity Tax Identification Number	82-1685768
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	(267)
Local Phone Number	759-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	CABA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Cabaletta Bio, Inc. (the “Company” or “Cabaletta”) filed a Current Report on Form 8-K on February 18, 2025 in connection with a press release announcing new and updated clinical data from the first 10 patients dosed with resecabtagene autoleucel (rese-cel, formerly referred to as CABA-201) across the RESET clinical development program (the “Original 8-K”). This Amendment No. 1 (“Amendment No. 1”) to the Original 8-K is being filed to clarify that as of the data cut-off date of January 8, 2025, in the RESET-Myositis trial, the first adult dermatomyositis patient was off all immunosuppressants and tapering steroids, to revise other similar statements, and to note that a revised copy of the corporate presentation has been posted to the Company’s website and a copy of the revised press release has been furnished herewith to reflect the same, and no changes to the other information filed with the Original Form 8-K have been made.